DLA Piper LLP (US)
4141 Parklake Avenue, Suite 300
Raleigh, North Carolina 27612-2350
www.dlapiper.com
Andrew M. Davisson
andrew.davisson@dlapiper.com
T	919.786.2052
F	919.786.2200

Via EDGAR and Courier

January 14, 2016

Jennifer Gowetski

Rahul Patel

U.S. Securities and Exchange Commission

100 F Street N.E.

Mail Stop 3010CF/AD8

Washington, DC 20549

Re:	Resource Apartment REIT III, Inc. Registration Statement on Form S-11 File November 2, 2015 (“Confidential Submission”) File No. 333-207740

Dear Ms. Gowetski and Mr. Patel:

On behalf of our client, Resource Apartment REIT III, Inc. (“we,” “us” or the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find attached and as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR, a complete copy of the Company’s Pre-Effective Amendment No. 1 to the Registration Statement on Form S-11 (the “Amended Registration Statement”).

The Amended Registration Statement includes revisions in response to the comment letter from the staff of the SEC’s Division of Corporation Finance (the “Staff”) to Alan Feldman, Chief Executive Officer of the Company, dated November 25, 2015 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of the Amended Registration Statement along with four additional copies marked to show changes from the Company’s Registration Statement on Form S-11 filed with the Commission on November 2, 2015, together with copies of this response letter as filed with the SEC. The page numbers included in our responses refer to the clean, unmarked courtesy copies of the Amended Registration Statement.

General

1.	We note your response to comment 6. We have referred your analysis to the Division of Investment Management and they will contact you directly when they have completed their review. Please feel free to contact the Division of Investment Management staff member referenced below regarding their review.

Response: We have revised the disclosure as requested by the Division of Investment Management. Please refer to pages 28, 42 and 134 of the Amended Registration Statement.

2.	We note your disclosure on page 37 that purchases of common stock by persons who are

Jennifer Gowetski, Esq.

U.S. Securities and Exchange Commission

January 14, 2016

affiliated with you or your advisor will count toward meeting the minimum offering requirement. Please revise to clarify if such persons may purchase in order to meet the minimum offering threshold, and if so, disclose the maximum amount of the purchases and that any such purchases will be for investment and not resale. Refer to Release No. 33-6455, Question 79 (Mar. 3, 1983).

Response: We have revised the disclosure as requested. Please refer to page 42 of the Amended Registration Statement.

3.	In appropriate sections of the prospectus, please clarify that the distribution and shareholder servicing fee, if paid in full, will equate to a selling commission and dealer manager fee of approximately 4%. Please also clarify, if true, that the total selling commissions and dealer manager fees on the Class T shares would be 10% if the distribution and shareholder servicing fee is paid in full. By way of example only, we note footnote 3 to the table on the cover, which is linked to net proceeds and the Use of Proceeds table that describes the distribution and shareholder servicing fee in footnote 3, which is linked to issuer costs and not selling commissions and dealer manager fees.

Response: We have made the requested revisions with respect to disclosure of total distribution and shareholder servicing fees being equal to 4% of the purchase price of a Class T share. Please note that the distribution and shareholder servicing fees are not categorized as selling commissions and dealer manager fees. However, please refer to the disclosure on page 202 that provides information regarding all of the underwriting compensation payable in connection with the sale of shares in the proposed offering, including distribution and shareholder servicing fees, and the 10% limit on such underwriting compensation imposed by the Financial Industry Regulatory Authority.

4.	We note the disclosure on page 22 that the maximum distribution and shareholder servicing fee will be equal to approximately $0.40 per share or 4% of the $10 offering price. Please confirm, and, if true, disclose that total selling commissions and dealer manager fees on the Class T shares would be approximately 10% (i.e. 6% selling commissions and dealer manager fees plus 4% distribution and shareholder servicing fee) if the distribution and shareholder servicing fees were paid in full.

Response: We confirm that total underwriting compensation from all sources will not exceed 10% of the gross proceeds from the proposed offering. The payment of the distribution and shareholder servicing fee will cease upon the payment of total underwriting compensation equal to 10% of the gross proceeds from the proposed offering, which will result in the payment of total distribution and shareholder servicing fees of less than 4% of the purchase price of particular Class T shares.

Prospectus Summary, page 1

What are the fees…?, page 13

5.	We note your revisions on pages 13 and 90. Please revise to specifically disclose that these fees can be increased without shareholder consent.

Response: We have revised the disclosure as requested. Please refer to pages 13 and 93 of the Amended Registration Statement.

6.	Please add a column to your compensation table in the summary and on page 90 to clarify the recipient of each of the fees.

Jennifer Gowetski, Esq.

U.S. Securities and Exchange Commission

January 14, 2016

Response: We have revised the disclosure as requested. Please refer to pages 13 and 93 of the Amended Registration Statement.

Why are we offering two classes…?, page 21

7.	We note your disclosure on page 21 that the expense of distribution and shareholder servicing fee payable with respect to Class T shares sold in your primary offering will be allocated among all Class T shares, including those sold under your distribution reinvestment plan. Please revise to specifically clarify, if true, that this expense will be allocated among all Class T shares and so will result in lower distributions on the Class T or advise.

Response: We have revised the disclosure as requested. Please refer to pages 24 and 25 of the Amended Registration Statement.

8.	We note your responses to comments 15 and 27 as well as the revised disclosure on page 22 that Class T shares could have a lower NAV per share if distributions on the Class T shares are not correctly adjusted by the advisor or transfer agent to take account of such fee. Please revise the summary to clarify that NAV initially will be determined in the aggregate for the entire company. In addition, please clarify (i) if such incorrect adjustment means that the Class T distribution amount was not decreased to reflect the full expense of the distribution and shareholder servicing fee and (ii) such adjustment is the only case where Class A and Class T would have different NAV.

Response: We have revised the disclosure as requested. Please refer to page 25 of the Amended Registration Statement.

Risk Factors, page 28

9.	We note your response to comment 17. We continue to believe the risk relating to difficulty in terminating your advisor even for poor performance should be described as a separate risk factor. Please revise accordingly.

Response: We respectfully submit that the terms of the Company’s advisory agreement do not make termination of the advisor especially difficult such that it warrants specific risk factor disclosure. Please note that the advisor is not entitled to any additional fees in connection with the termination of the advisory agreement (other than all accrued and unpaid fees and expense reimbursements earned prior to such termination).

As holder of the Company’s convertible stock, such convertible stock may be converted into shares of the Company’s common stock upon the occurrence of (i) the Company making total distributions on its then outstanding shares of common stock equal to the issue price of those shares (that is, the price paid for those shares) plus a 6% cumulative, noncompounded, annual return on the issue price of those outstanding shares; or (ii) the listing of the shares of common stock for trading on a national securities exchange. Neither of these events relates to or is impacted by a termination of the advisory agreement. Rather, if the advisory agreement expires without renewal or is terminated (other than because of a material breach by the advisor) prior to each such triggering event described above, then upon the occurrence of either triggering event the holder of the convertible stock will be entitled to a prorated portion of the number of shares of common stock, where such proration is based on the percentage of time the Company was advised by the advisor.

Consequently, we do not believe that the termination of the advisory agreement entitles the advisor to additional compensation or rights that would serve to discourage the Company from otherwise

Jennifer Gowetski, Esq.

U.S. Securities and Exchange Commission

January 14, 2016

terminating the agreement, whether in connection with the advisor’s poor performance or for any other reason. Therefore, we do not believe that termination of the advisory agreement by the Company poses particular risk to the Company or its stockholders such that a separate risk factor is warranted.

Estimated Use of Proceeds, page 73

10.	Please revise to quantify the distribution and shareholder servicing fee in a footnote that is linked to selling commissions and dealer manager fees.

Response: We have revised the disclosure as requested. Please refer to page 77 of the Amended Registration Statement.

11.	We note your disclosure on the cover and page 75 that you will not reimburse your sponsor or its affiliates for the selling commissions. Please revise to clarify, if true, that you pay your sponsor fees that may be higher than fees paid by other non-traded REITs. In this regard, we note you pay your sponsor an annual asset management fee of 1.25% of the cost of each asset.

Response: We have revised the disclosure to reflect certain changes made to the fees payable to the advisor for the services it will render under the advisory agreement. Please refer to pages 15, 77 and 95 of the Amended Registration Statement.

12.	We note the column titled “Sale of $1,500,000 of Class A shares in the offering (Minimum Offering)” in your Estimated Use of Proceeds table. Please revise or advise.

Response: The title of this column has been revised to read as follows: Sale of $1,500,000 of Class T shares in the offering (Minimum Offering). Please refer to page 76 of the Amended Registration Statement.

13.	Please tell us how you calculated the $37 million estimated acquisition fees based upon the maximum offering amount, inclusive of debt financing, as disclosed in footnote 4 on page 75.

Response: We have revised this amount to be approximately $82.7 million, which represents the amount acquisition fees, at 3.85% of the cost of the Company’s investments, payable with respect to investments of approximately $2.15 billion. This $2.15 billion figure represents the amount available for investment in the event that the Company incurs leverage equal to 60% of the amount of proceeds otherwise available for investment, which is equal to the sum of each of the “Targeted Investment Amounts” reflected in the Estimated Use of Proceeds tables.

Conflicts of Interest, page 99

14.	We note your disclosure on page 99 that you may compete with Resource Opportunity REIT II to the extent that it has not fully invested its offering proceeds or seeks to reinvest funds from disposition of assets. Please revise to clarify the extent Resource Opportunity REIT II has not fully invested its offering proceeds and more specifically describe how this conflict may impact your ability to invest proceeds.

Response: We have revised the disclosure as requested. Please refer to page 104 of the Amended Registration Statement.

Jennifer Gowetski, Esq.

U.S. Securities and Exchange Commission

January 14, 2016

Investment Objectives and Policies, page 110

Experience Buying, Improving and Selling Discounted Real Estate…, page 117

15.	We note your revised disclosure in response to comment 26 that the table on page 117 sets forth details about investments by your sponsor and its affiliates for its own account and for the account of affiliated programs. To the extent such information details investments for the account of affiliated programs, please tell us more specifically how the disclosure in the table relates to information required under Industry Guide 5.

Response: The information included in the table on page 121 is broader in scope than the information included in Table V, as the information included in Table V is limited to dispositions of real estate assets by real estate investment programs previously sponsored by Resource Real Estate with similar investment objectives to the Company within the period from January 1, 2012 through December 31, 2014. The table included on page 121 contains additional information regarding the disposition of assets by other entities advised by Resource Real Estate or its affiliates, as well as dispositions by Resource America, Inc. None of these entities, including Resource America, Inc., are considered prior programs of Resource Real Estate such that disclosure related to such entities is required under Industry Guide 5.

Appendix A

The Advisory Agreement, page 76

16.	We note your response to comment 28. Please tell us why you believe that the investment objectives of Resource Real Estate Opportunity Fund, L.P. are similar to those of the registrant.

Response: Please refer to page 115 of the prospectus filed with the Amended Registration Statement, which includes disclosure with respect to the Company’s possible acquisition of real estate-related debt investments. Such potential investments are consistent with the investments acquired by Resource Real Estate Opportunity Fund, L.P. Consequently, we determined that the Company and Resource Real Estate Opportunity Fund, L.P. have similar investment objectives.

I would be happy to provide any additional information that might assist you in connection with this matter. Please feel free to contact me by email at andrew.davisson@dlapiper.com or by phone at (919) 786-2052 with any questions or additional comments.

Very truly yours,

DLA PIPER LLP (US)

/s/ Andrew M. Davisson

Andrew M. Davisson